Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	SNOWDRIFT PARENT CORPORATION
Entity Central Index Key	0002147497
Entity Tax Identification Number	61-2373808
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 Habarzel Street
Entity Address, Address Line Two	Building C, 10th Floor
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6158101
City Area Code	+972
Local Phone Number	77-331-0156
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	658-7581
Contact Personnel Name	The Corporation Trust Company